Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Disclosure of maximum exposure and effects of collateral and other credit enhancements

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
As at 31 December 2024	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	210,184	—	—	—	—	210,184
Cash collateral and settlement balances	119,843	—	—	—	—	119,843
Loans and advances at amortised cost:
Retail mortgages	168,061	—	(22)	(168,026)	—	13
Retail credit cards	34,779	—	—	—	—	34,779
Retail other	13,808	—	(1,106)	(2,502)	(36)	10,164
Corporate loans	129,625	(3,006)	(1,107)	(67,909)	(11,548)	46,055
Total loans and advances at amortised cost	346,273	(3,006)	(2,235)	(238,437)	(11,584)	91,011
Of which credit-impaired (Stage 3):
Retail mortgages	1,875	—	—	(1,874)	—	1
Retail credit cards - excluding POCI	396	—	—	—	—	396
Retail credit cards - POCI	40	—	—	—	—	40
Retail other - excluding POCI	217	—	(21)	(175)	—	21
Retail other - POCI	17	—	—	—	—	17
Corporate loans	2,490	—	(32)	(1,108)	(415)	935
Total credit-impaired loans and advances at amortised cost	5,035	—	(53)	(3,157)	(415)	1,410
Debt securities at amortised cost	68,210	—	—	(583)	(90)	67,537
Reverse repurchase agreements and other similar secured lending	4,734	—	—	(4,734)	—	—
Trading portfolio assets:
Debt securities	78,014	—	—	(657)	—	77,357
Traded loans	13,470	—	—	(878)	—	12,592
Total trading portfolio assets	91,484	—	—	(1,535)	—	89,949
Financial assets at fair value through the income statement:
Loans and advances	45,068	—	(17)	(41,766)	—	3,285
Debt securities	2,965	—	—	(182)	—	2,783
Reverse repurchase agreements	141,773	—	(2,429)	(138,905)	—	439
Other financial assets	110	—	—	—	—	110
Total financial assets at fair value through the income statement	189,916	—	(2,446)	(180,853)	—	6,617
Derivative financial instruments	293,530	(230,434)	(30,637)	(12,633)	(5,284)	14,542
Financial assets at fair value through other comprehensive income	78,055	—	—	(1,104)	(246)	76,705
Other assets	891	—	(1)	—	—	890
Assets held for sale	9,544	—	—	—	—	9,544
Total on-balance sheet	1,412,664	(233,440)	(35,319)	(439,879)	(17,204)	686,822

Off-balance sheet:
Contingent liabilities	25,346	—	(2,664)	(441)	(248)	21,993
Loan commitments	423,149	—	(550)	(55,327)	(1,899)	365,373
Total off-balance sheet	448,495	—	(3,214)	(55,768)	(2,147)	387,366

Total	1,861,159	(233,440)	(38,533)	(495,647)	(19,351)	1,074,188
Off-balance sheet exposures are shown gross of provisions of £439m (2023: £504m). See Note 24 for further details. In addition to the above, the Group holds forward starting reverse repos with notional contract amounts of £108.6bn (2023: £54.3bn). These balances are fully collateralised. Corporate loans at amortised cost include £3.3bn (2023: £5.3bn) of BBLS, CBILS and CLBILS supported by UK government guarantees of £3.2bn (2023: £5.1bn), which are included within the Risk transfer column in the table. Reported off-balance sheet loan commitments also include exposures relating to financial assets classified as assets held for sale.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
As at 31 December 2023	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	224,634	—	—	—	—	224,634
Cash collateral and settlement balances	108,889	—	—	—	—	108,889
Loans and advances at amortised cost:
Retail mortgages	171,512	—	(13)	(171,484)	—	15
Retail credit cards	34,221	—	—	—	—	34,221
Retail other	9,952	—	(1,028)	(2,329)	(39)	6,556
Corporate loans	127,062	(3,876)	(1,117)	(61,892)	(14,716)	45,461
Total loans and advances at amortised cost	342,747	(3,876)	(2,158)	(235,705)	(14,755)	86,253
Of which credit-impaired (Stage 3):
Retail mortgages	1,996	—	—	(1,994)	—	2
Retail credit cards - excluding POCI	387	—	—	—	—	387
Retail credit cards - POCI	—	—	—	—	—	—
Retail other - excluding POCI	317	—	(23)	(263)	—	31
Retail other - POCI	—	—	—	—	—	—
Corporate loans	1,956	—	(4)	(1,098)	(546)	308
Total credit-impaired loans and advances at amortised cost	4,656	—	(27)	(3,355)	(546)	728
Debt securities at amortised cost	56,749	—	—	(956)	(156)	55,637
Reverse repurchase agreements and other similar secured lending	2,594	—	—	(2,594)	—	—
Trading portfolio assets:
Debt securities	75,498	—	—	(521)	—	74,977
Traded loans	12,653	—	—	(189)	—	12,464
Total trading portfolio assets	88,151	—	—	(710)	—	87,441
Financial assets at fair value through the income statement:
Loans and advances	47,639	—	(47)	(41,334)	(4)	6,254
Debt securities	2,586	—	—	(221)	—	2,365
Reverse repurchase agreements	149,131	—	(3,416)	(145,292)	—	423
Other financial assets	110	—	—	—	—	110
Total financial assets at fair value through the income statement	199,466	—	(3,463)	(186,847)	(4)	9,152
Derivative financial instruments	256,836	(198,809)	(31,211)	(10,036)	(3,791)	12,989
Financial assets at fair value through other comprehensive income	71,830	—	—	(362)	(198)	71,270
Other assets	2,197	—	(1)	—	—	2,196
Assets held for sale	3,855	—	—	—	—	3,855
Total on-balance sheet	1,357,948	(202,685)	(36,833)	(437,210)	(18,904)	662,316

Off-balance sheet:
Contingent liabilities	25,340	—	(2,225)	(358)	(283)	22,474
Loan commitments	390,437	—	(1,506)	(41,862)	(1,773)	345,296
Total off-balance sheet	415,777	—	(3,731)	(42,220)	(2,056)	367,770

Total	1,773,725	(202,685)	(40,564)	(479,430)	(20,960)	1,030,086

Disclosure of loans and advances at amortised cost by geography and product

Loans and advances at amortised cost by geography (audited)
	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	145,039	19,507	1,793	—	166,339	36	61	61	—	158
Retail credit cards	13,497	2,064	179	40	15,780	219	440	91	—	750
Retail other	10,606	1,218	257	17	12,098	135	110	138	—	383
Corporate loans[1]	52,284	7,266	2,171	—	61,721	133	196	420	—	749
Total UK	221,426	30,055	4,400	57	255,938	523	807	710	—	2,040
Retail mortgages	1,651	89	169	—	1,909	2	1	26	—	29
Retail credit cards	17,629	2,953	1,724	—	22,306	334	807	1,416	—	2,557
Retail other	1,844	155	121	—	2,120	3	1	23	—	27
Corporate loans	64,224	3,901	945	—	69,070	76	135	206	—	417
Total Rest of the World	85,348	7,098	2,959	—	95,405	415	944	1,671	—	3,030
Total loans and advances at amortised cost	306,774	37,153	7,359	57	351,343	938	1,751	2,381	—	5,070
Debt Securities at amortised cost	64,988	3,245	—	—	68,233	12	11	—	—	23
Total loans and advances at amortised cost including Debt Securities	371,762	40,398	7,359	57	419,576	950	1,762	2,381	—	5,093
Off-balance sheet loan commitments and financial guarantee contracts[2]	412,255	18,728	1,168	6	432,157	164	250	25	—	439
Total[3,4]	784,017	59,126	8,527	63	851,733	1,114	2,012	2,406	—	5,532

	Net Exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2024	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	145,003	19,446	1,732	—	166,181	—	0.3	3.4	—	0.1
Retail credit cards	13,278	1,624	88	40	15,030	1.6	21.3	50.8	—	4.8
Retail other	10,471	1,108	119	17	11,715	1.3	9.0	53.7	—	3.2
Corporate loans[1]	52,151	7,070	1,751	—	60,972	0.3	2.7	19.3	—	1.2
Total UK	220,903	29,248	3,690	57	253,898	0.2	2.7	16.1	—	0.8
Retail mortgages	1,649	88	143	—	1,880	0.1	1.1	15.4	—	1.5
Retail credit cards	17,295	2,146	308	—	19,749	1.9	27.3	82.1	—	11.5
Retail other	1,841	154	98	—	2,093	0.2	0.6	19.0	—	1.3
Corporate loans	64,148	3,766	739	—	68,653	0.1	3.5	21.8	—	0.6
Total Rest of the world	84,933	6,154	1,288	—	92,375	0.5	13.3	56.5	—	3.2
Total loans and advances at amortised cost	305,836	35,402	4,978	57	346,273	0.3	4.7	32.4	—	1.4
Debt securities at amortised cost	64,976	3,234	—	—	68,210	—	0.3	—	—	—
Total loans and advances at amortised cost including debt securities	370,812	38,636	4,978	57	414,483	0.3	4.4	32.4	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	412,091	18,478	1,143	6	431,718	—	1.3	2.1	—	0.1
Total[3,4]	782,903	57,114	6,121	63	846,201	0.1	3.4	28.2	—	0.6
Notes:
1Includes Business Banking, which has a gross exposure of £13.1bn and an impairment allowance of £356m. This comprises £60m impairment allowance on £8.9bn Stage 1 exposure,
£60m on £2.8bn Stage 2 exposure and £236m on £1.5bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £16.3bn carried at fair value and includes exposures relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £204.2bn and an impairment allowance of £156m.
This comprises £19m impairment allowance on £202.7bn Stage 1 exposure, £7m on £1.3bn Stage 2 exposure and £130m on £139m Stage 3 exposure.
4The annualised loan loss rate is 46bps after applying the total impairment charge of £1,982m.

Loans and advances at amortised cost by geography (audited)
	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	146,001	19,123	1,812	—	166,936	43	77	112	—	232
Retail credit cards	8,094	2,128	198	—	10,420	111	492	107	—	710
Retail other	6,832	1,252	264	—	8,348	56	117	144	—	317
Corporate loans[1]	54,257	8,673	1,692	—	64,622	191	214	346	—	751
Total UK	215,184	31,176	3,966	—	250,326	401	900	709	—	2,010
Retail mortgages	4,201	346	612	—	5,159	7	28	316	—	351
Retail credit cards	22,315	3,450	1,522	—	27,287	412	1,138	1,226	—	2,776
Retail other	1,637	91	229	—	1,957	3	1	32	—	36
Corporate loans	58,248	4,629	862	—	63,739	96	200	252	—	548
Total Rest of the World	86,401	8,516	3,225	—	98,142	518	1,367	1,826	—	3,711
Total loans and advances at amortised cost	301,585	39,692	7,191	—	348,468	919	2,267	2,535	—	5,721
Debt securities at amortised cost	52,869	3,907	—	—	56,776	11	16	0	—	27
Total loans and advances at amortised cost including debt securities	354,454	43,599	7,191	—	405,244	930	2,283	2,535	—	5,748
Off-balance sheet loan commitments and financial guarantee contracts[2]	374,063	24,208	1,037	—	399,308	173	287	44	—	504
Total[3,4]	728,517	67,807	8,228	—	804,552	1,103	2,570	2,579	—	6,252

	Net Exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2023	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	145,958	19,046	1,700	—	166,704	—	0.4	6.2	—	0.1
Retail credit cards	7,983	1,636	91	—	9,710	1.4	23.1	54.0	—	6.8
Retail other	6,776	1,135	120	—	8,031	0.8	9.3	54.5	—	3.8
Corporate loans[1]	54,066	8,459	1,346	—	63,871	0.4	2.5	20.4	—	1.2
Total UK	214,783	30,276	3,257	—	248,316	0.2	2.9	17.9	—	0.8
Retail mortgages	4,194	318	296	—	4,808	0.2	8.1	51.6	—	6.8
Retail credit cards	21,903	2,312	296	—	24,511	1.8	33.0	80.6	—	10.2
Retail other	1,634	90	197	—	1,921	0.2	1.1	14.0	—	1.8
Corporate loans	58,152	4,429	610	—	63,191	0.2	4.3	29.2	—	0.9
Total Rest of the World	85,883	7,149	1,399	—	94,431	0.6	16.1	56.6	—	3.8
Total loans and advances at amortised cost	300,666	37,425	4,656	—	342,747	0.3	5.7	35.3	—	1.6
Debt securities at amortised cost	52,858	3,891	—	—	56,749	—	0.4	—	—	—
Total loans and advances at amortised cost including debt securities	353,524	41,316	4,656	—	399,496	0.3	5.2	35.3	—	1.4
Off-balance sheet loan commitments and financial guarantee contracts[2]	373,890	23,921	993	—	398,804	—	1.2	4.2	—	0.1
Total[3,4]	727,414	65,237	5,649	—	798,300	0.2	3.8	31.3	—	0.8
Notes:
1Includes Business Banking, which has a gross exposure of £15.2bn and an impairment allowance of £431m. This comprises £99m impairment allowance on £9.8bn Stage 1 exposure,
£81m on £4.1bn Stage 2 exposure and £251m on £1.3bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.6%.
2Excludes loan commitments and financial guarantees of £16.5bn carried at fair value and includes exposures relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £186.2bn and an impairment allowance of £151m.
This comprises £16m impairment allowance on £185.4bn Stage 1 exposure, £2m on £0.6bn Stage 2 exposure and £133m on £140m Stage 3 exposure.
4The annualised loan loss rate is 46bps after applying the total impairment charge of £1,881m.
The table below presents a product breakdown by stages of loans and advances at amortised cost. Also included is a breakdown of
Stage 2 past due balances.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2024	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3 excluding POCI	Stage 3 POCI	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	146,690	16,790	2,034	772	19,596	1,962	—	168,248
Retail credit cards	31,126	4,435	303	279	5,017	1,903	40	38,086
Retail other	12,450	1,056	211	106	1,373	378	17	14,218
Corporate loans	116,508	10,849	144	174	11,167	3,116	—	130,791
Total	306,774	33,130	2,692	1,331	37,153	7,359	57	351,343

Impairment allowance
Retail mortgages	38	42	13	7	62	87	—	187
Retail credit cards	553	959	122	166	1,247	1,507	—	3,307
Retail other	138	76	17	18	111	161	—	410
Corporate loans	209	316	7	8	331	626	—	1,166
Total	938	1,393	159	199	1,751	2,381	—	5,070

Net exposure
Retail mortgages	146,652	16,748	2,021	765	19,534	1,875	—	168,061
Retail credit cards	30,573	3,476	181	113	3,770	396	40	34,779
Retail other	12,312	980	194	88	1,262	217	17	13,808
Corporate loans	116,299	10,533	137	166	10,836	2,490	—	129,625
Total	305,836	31,737	2,533	1,132	35,402	4,978	57	346,273

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.3	0.6	0.9	0.3	4.4	—	0.1
Retail credit cards	1.8	21.6	40.3	59.5	24.9	79.2	—	8.7
Retail other	1.1	7.2	8.1	17.0	8.1	42.6	—	2.9
Corporate loans	0.2	2.9	4.9	4.6	3.0	20.1	—	0.9
Total	0.3	4.2	5.9	15.0	4.7	32.4	—	1.4

As at 31 December 2023
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	150,202	16,834	1,971	664	19,469	2,424	—	172,095
Retail credit cards	30,409	4,858	392	328	5,578	1,720	—	37,707
Retail other	8,469	1,094	126	123	1,343	493	—	10,305
Corporate loans	112,505	12,960	179	163	13,302	2,554	—	128,361
Total	301,585	35,746	2,668	1,278	39,692	7,191	—	348,468

Impairment allowance
Retail mortgages	50	73	20	12	105	428	—	583
Retail credit cards	523	1,257	166	207	1,630	1,333	—	3,486
Retail other	59	82	18	18	118	176	—	353
Corporate loans	287	399	8	7	414	598	—	1,299
Total	919	1,811	212	244	2,267	2,535	—	5,721

Net exposure
Retail mortgages	150,152	16,761	1,951	652	19,364	1,996	—	171,512
Retail credit cards	29,886	3,601	226	121	3,948	387	—	34,221
Retail other	8,410	1,012	108	105	1,225	317	—	9,952
Corporate loans	112,218	12,561	171	156	12,888	1,956	—	127,062
Total	300,666	33,935	2,456	1,034	37,425	4,656	—	342,747

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.4	1.0	1.8	0.5	17.7	—	0.3
Retail credit cards	1.7	25.9	42.3	63.1	29.2	77.5	—	9.2
Retail other	0.7	7.5	14.3	14.6	8.8	35.7	—	3.4
Corporate loans	0.3	3.1	4.5	4.3	3.1	23.4	—	1.0
Total	0.3	5.1	7.9	19.1	5.7	35.3	—	1.6

Disclosure of movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net-remeasurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	150,202	50	19,469	105	2,424	428	—	—	172,095	583
Transfers from Stage 1 to Stage 2	(10,013)	(5)	10,013	5	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	6,591	29	(6,591)	(29)	—	—	—	—	—	—
Transfers to Stage 3	(388)	—	(530)	(10)	918	10	—	—	—	—
Transfers from Stage 3	82	3	142	2	(224)	(5)	—	—	—	—
Business activity in the year	22,881	8	792	4	7	—	—	—	23,680	12
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(7,297)	(37)	(918)	36	(53)	23	—	—	(8,268)	22
Final repayments	(12,680)	(5)	(2,099)	(11)	(394)	(24)	—	—	(15,173)	(40)
Disposals[1]	(2,688)	(5)	(682)	(40)	(699)	(328)	—	—	(4,069)	(373)
Write-offs	—	—	—	—	(17)	(17)	—	—	(17)	(17)
As at 31 December 2024	146,690	38	19,596	62	1,962	87	—	—	168,248	187
Retail credit cards
As at 1 January 2024	30,409	523	5,578	1,630	1,720	1,333	—	—	37,707	3,486
Transfers from Stage 1 to Stage 2	(2,093)	(66)	2,093	66	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	1,933	461	(1,933)	(461)	—	—	—	—	—	—
Transfers to Stage 3	(702)	(26)	(1,079)	(469)	1,781	495	—	—	—	—
Transfers from Stage 3	26	13	25	10	(51)	(23)	—	—	—	—
Business activity in the year[2]	7,217	184	400	118	32	29	40	—	7,689	331
Refinements to models used for calculation[3]	—	5	—	(29)	—	4	—	—	—	(20)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	658	(450)	838	628	(7)	1,143	—	—	1,489	1,321
Final repayments	(136)	(7)	(41)	(16)	(5)	(3)	—	—	(182)	(26)
Transfers to assets held for sale[4]	(5,495)	(64)	(689)	(161)	(57)	(46)	—	—	(6,241)	(271)
Disposals[1]	(691)	(20)	(175)	(69)	(407)	(322)	—	—	(1,273)	(411)
Write-offs	—	—	—	—	(1,103)	(1,103)	—	—	(1,103)	(1,103)
As at 31 December 2024	31,126	553	5,017	1,247	1,903	1,507	40	—	38,086	3,307
Notes:
1The £4.1bn of gross disposals reported within Retail mortgages include  £3.2bn sale of the Italian mortgage portfolio and £0.8bn of transfer of facilities to a non-consolidated SPV for the purpose of securitisation. The £1.3bn of gross disposals reported within Retail credit cards include £0.9bn sale of the outstanding US Cards receivables to Blackstone and £0.4bn of other debt sales undertaken during the year.
2Business activity in the year reported within Retail credit cards includes an acquisition of Tesco Bank's credit card receivables of £4.2bn.
3Refinements to models used for calculation reported within Retail credit cards include a £(31)m movement in UK Cards and a £11m movement in the US Cards portfolio. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
4Transfers to assets held for sale reported within Retail credit cards relate to a co-branded card portfolio within USCB.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail other
As at 1 January 2024	8,469	59	1,343	118	493	176	—	—	10,305	353
Transfers from Stage 1 to Stage 2	(619)	(8)	619	8	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	423	27	(423)	(27)	—	—	—	—	—	—
Transfers to Stage 3	(209)	(2)	(151)	(30)	360	32	—	—	—	—
Transfers from Stage 3	82	1	52	4	(134)	(5)	—	—	—	—
Business activity in the year[1]	7,590	105	252	30	24	22	17	—	7,883	157
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(265)	(33)	(125)	13	59	116	—	—	(331)	96
Final repayments	(3,021)	(11)	(194)	(5)	(273)	(41)	—	—	(3,488)	(57)
Disposals[2]	—	—	—	—	(46)	(34)	—	—	(46)	(34)
Write-offs	—	—	—	—	(105)	(105)	—	—	(105)	(105)
As at 31 December 2024	12,450	138	1,373	111	378	161	17	—	14,218	410
Corporate loans
As at 1 January 2024	112,505	287	13,302	414	2,554	598	—	—	128,361	1,299
Transfers from Stage 1 to Stage 2	(3,810)	(28)	3,810	28	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	3,316	75	(3,316)	(75)	—	—	—	—	—	—
Transfers to Stage 3	(1,073)	(6)	(892)	(37)	1,965	43	—	—	—	—
Transfers from Stage 3	269	14	230	22	(499)	(36)	—	—	—	—
Business activity in the year	27,032	45	897	36	415	26	—	—	28,344	107
Refinements to models used for calculation[3]	—	(6)	—	42	—	—	—	—	—	36
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[4]	4,191	(124)	(531)	4	(631)	341	—	—	3,029	221
Final repayments	(25,861)	(46)	(2,322)	(98)	(363)	(21)	—	—	(28,546)	(165)
Transfers to assets held for sale[5]	(49)	(1)	(9)	(3)	(1)	(1)			(59)	(5)
Disposals[2]	(12)	(1)	(2)	(2)	(2)	(2)	—	—	(16)	(5)
Write-offs	—	—	—	—	(322)	(322)	—	—	(322)	(322)
As at 31 December 2024	116,508	209	11,167	331	3,116	626	—	—	130,791	1,166
Notes:
1Business activity in the year reported within Retail other includes an acquisition of Tesco Bank's unsecured personal loans of £4.1bn.
2The £46m of gross disposals reported within Retail other relate to debt sales undertaken during the period. The £16m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
3Refinements to models used for calculation reported within Corporate loans include a £69m movement in IB and a £(33)m movement in the ESHLA portfolio. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
4'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Corporate loans also include assets of £2.7bn derecognised due to payment received on defaulted loans from government guarantees issued under the Government’s Bounce Back Loans Scheme.
5Transfers to assets held for sale reported within Corporate loans relate to a co-branded card portfolio within USCB.

Reconciliation of ECL movement to credit impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	£m	£m	£m	£m	£m
Retail mortgages	(7)	(3)	4	—	(6)
Retail credit cards	114	(153)	1,645	—	1,606
Retail other	79	(7)	124	—	196
Corporate loans	(76)	(78)	353	—	199
ECL movements excluding assets held for sale, disposals and write-offs[1]	110	(241)	2,126	—	1,995
ECL movement on loan commitments and other financial guarantees	(9)	(37)	(19)	—	(65)
ECL movement on other financial assets	3	5	(3)	—	5
ECL movement on debt securities at amortised cost	1	(5)	—	—	(4)
Recoveries and reimbursements[2]	(21)	20	(90)	—	(91)
ECL charge on assets held for sale[3]					74
Total exchange and other adjustments					68
Total credit impairment charge for the year					1,982
Notes:
1In 2024, gross write-offs amounted to £1,547m and post write-off recoveries amounted to £76m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,471m.
2Recoveries and reimbursements include £15m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £76m.
3ECL charge on assets held for sale relate to the German consumer finance business.

Loan commitments and financial guarantees (audited)[1]
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	7,776	—	448	—	4	—	—	—	8,228	—
Net transfers between stages	(47)	—	41	—	6	—	—	—	—	—
Business activity in the year	8,048	—	—	—	—	—	—	—	8,048	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,336)	—	(106)	—	(7)	—	—	—	(4,449)	—
Limit management and final repayments	(348)	—	(43)	—	(1)	—	—	—	(392)	—
As at 31 December 2024	11,093	—	340	—	2	—	—	—	11,435	—

Retail credit cards
As at 1 January 2024	144,791	59	2,807	54	142	—	—	—	147,740	113
Net transfers between stages	(1,940)	30	1,853	(30)	87	—	—	—	—	—
Business activity in the year	31,376	13	226	5	2	—	6	—	31,610	18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,148	(36)	(1,969)	4	(88)	—	—	—	91	(32)
Limit management and final repayments	(13,904)	(13)	(402)	(20)	(21)	—	—	—	(14,327)	(33)
As at 31 December 2024	162,471	53	2,515	13	122	—	6	—	165,114	66

Retail other
As at 1 January 2024	8,607	6	535	2	44	—	—	—	9,186	8
Net transfers between stages	(9)	—	(8)	—	17	—	—	—	—	—
Business activity in the year	781	2	1	—	—	—	—	—	782	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	110	(2)	(77)	(2)	(13)	—	—	—	20	(4)
Limit management and final repayments	(1,073)	—	(11)	—	(23)	—	—	—	(1,107)	—
As at 31 December 2024	8,416	6	440	—	25	—	—	—	8,881	6

Corporate loans
As at 1 January 2024	212,889	108	20,418	231	847	44	—	—	234,154	383
Net transfers between stages	1,241	29	(1,555)	(32)	314	3	—	—	—	—
Business activity in the year	50,411	33	1,666	31	193	—	—	—	52,270	64
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,109	(39)	(1,383)	70	(46)	(14)	—	—	8,680	17
Limit management and final repayments	(44,375)	(26)	(3,713)	(63)	(289)	(8)	—	—	(48,377)	(97)
As at 31 December 2024	230,275	105	15,433	237	1,019	25	—	—	246,727	367
Note:
1Loan commitments reported also include financial assets classified as held for sale.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	153,672	29	18,200	73	2,414	414	—	—	174,286	516
Transfers from Stage 1 to Stage 2	(9,557)	(2)	9,557	2	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	6,052	22	(6,052)	(22)	—	—	—	—	—	—
Transfers to Stage 3	(453)	—	(530)	(13)	983	13	—	—	—	—
Transfers from Stage 3	26	1	122	2	(148)	(3)	—	—	—	—
Business activity in the year[1]	23,329	13	978	7	26	11	—	—	24,333	31
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(11,505)	(8)	(1,136)	65	(502)	27	—	—	(13,143)	84
Final repayments	(10,837)	(3)	(1,666)	(9)	(328)	(15)	—	—	(12,831)	(27)
Disposals[2]	(525)	(2)	(4)	—	(2)	—	—	—	(531)	(2)
Write-offs	—	—	—	—	(19)	(19)	—	—	(19)	(19)
As at 31 December 2023	150,202	50	19,469	105	2,424	428	—	—	172,095	583

Retail credit cards
As at 1 January 2023	29,788	458	6,449	1,620	1,380	955	—	—	37,617	3,033
Transfers from Stage 1 to Stage 2	(2,406)	(68)	2,406	68	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	2,900	590	(2,900)	(590)	—	—	—	—	—	—
Transfers to Stage 3	(678)	(27)	(874)	(374)	1,552	401	—	—	—	—
Transfers from Stage 3	54	32	31	18	(85)	(50)	—	—	—	—
Business activity in the year	2,775	60	332	116	29	25	—	—	3,136	201
Refinements to models used for calculation[3]	—	(28)	—	37	—	11	—	—	—	20
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(162)	(465)	649	797	(47)	998	—	—	440	1,330
Final repayments	(241)	(14)	(70)	(21)	(26)	(19)	—	—	(337)	(54)
Transfers to assets held for sale[4]	(1,621)	(15)	(445)	(41)	(92)	(68)	—	—	(2,158)	(124)
Disposals[2]	—	—	—	—	(186)	(115)	—	—	(186)	(115)
Write-offs	—	—	—	—	(805)	(805)	—	—	(805)	(805)
As at 31 December 2023	30,409	523	5,578	1,630	1,720	1,333	—	—	37,707	3,486

Retail other
As at 1 January 2023	13,470	100	1,468	166	720	308	—	—	15,658	574
Transfers from Stage 1 to Stage 2	(1,179)	(13)	1,179	13	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	463	36	(463)	(36)	—	—	—	—	—	—
Transfers to Stage 3	(549)	(4)	(154)	(44)	703	48	—	—	—	—
Transfers from Stage 3	33	3	9	4	(42)	(7)	—	—	—	—
Business activity in the year	7,302	27	197	23	28	21	—	—	7,527	71
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4,163)	(57)	(247)	31	(146)	115	—	—	(4,556)	89
Final repayments	(5,347)	(13)	(358)	(7)	(421)	(44)	—	—	(6,126)	(64)
Transfers to assets held for sale[4]	(1,561)	(20)	(288)	(32)	(84)	(60)	—	—	(1,933)	(112)
Disposals[2]	—	—	—	—	(134)	(74)	—	—	(134)	(74)
Write-offs	—	—	—	—	(131)	(131)	—	—	(131)	(131)
As at 31 December 2023	8,469	59	1,343	118	493	176	—	—	10,305	353
Notes:
1Business activity in the year reported within Retail mortgages includes an acquisition of Kensington Mortgage Company in UK Mortgages of £2.4bn.
2The £531m of gross disposals reported within Retail mortgages relate to transfer of facilities to a non-consolidated special purpose vehicle for the purpose of securitisation. The £186m of gross disposals reported within Retail credit cards include debt sales undertaken during the year. The £134m of gross disposals reported within Retail other include £64m part sale of
Wealth portfolio in Italy and £70m of debt sales undertaken during the year.
3Refinements to models used for calculation reported within Retail credit cards include a £88m movement in UK Cards, £43m movement in US Cards and £(111)m movement in the
German consumer finance business. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
4Transfers to assets held for sale reported within Retail credit cards and Retail other relate to the German consumer finance business.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2023	111,891	461	16,818	424	2,572	542	—	—	131,281	1,427
Transfers from Stage 1 to Stage 2	(6,172)	(45)	6,172	45	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	5,592	108	(5,592)	(108)	—	—	—	—	—	—
Transfers to Stage 3	(758)	(10)	(1,011)	(27)	1,769	37	—	—	—	—
Transfers from Stage 3	195	16	403	22	(598)	(38)	—	—	—	—
Business activity in the year	23,213	43	933	29	205	29	—	—	24,351	101
Refinements to models used for calculation[1]	—	(61)	—	174	—	—	—	—	—	113
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[2]	2,079	(179)	(1,618)	(73)	(667)	405	—	—	(206)	153
Final repayments	(23,149)	(43)	(2,689)	(46)	(406)	(65)	—	—	(26,244)	(154)
Disposals[3]	(386)	(3)	(114)	(26)	(108)	(99)	—	—	(608)	(128)
Write-offs	—	—	—	—	(213)	(213)	—	—	(213)	(213)
As at 31 December 2023	112,505	287	13,302	414	2,554	598	—	—	128,361	1,299

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	£m	£m	£m	£m	£m
Retail mortgages	23	32	33	—	88
Retail credit cards	80	51	1,366	—	1,497
Retail other	(21)	(16)	133	—	96
Corporate loans	(171)	16	368	—	213
ECL movement excluding assets held for sale ,disposals and write-offs[4]	(89)	83	1,900	—	1,894
ECL movement on loan commitments and financial guarantees	(72)	(28)	21	—	(79)
ECL movement on other financial assets	6	(7)	(11)	—	(12)
ECL movement on debt securities at amortised cost	2	(17)	—	—	(15)
Recoveries and reimbursements[5]	4	(4)	(73)	—	(73)
Total exchange and other adjustments					166
Total credit impairment charge for the year					1,881
Notes:
1Refinements to models used for calculation reported within Corporate loans include a £93m movement in UKCB and IB portfolio and £20m movement in Barclaycard Payments portfolio. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Corporate loans also include assets of £0.8bn derecognised due to payment received on defaulted loans from government guarantees issued under the Government’s Bounce Back Loans Scheme.
3The £608m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2023, gross write-offs amounted to £1,168m and post write-off recoveries amounted to £44m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,124m.
5Recoveries and reimbursements include £29m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £44m.

Loan commitments and financial guarantees (audited)[1]
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	11,714	—	450	—	6	—	—	—	12,170	—
Net transfers between stages	(62)	—	53	—	9	—	—	—	—	—
Business activity in the year	4,184	—	—	—	—	—	—	—	4,184	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,669)	—	(11)	—	(11)	—	—	—	(7,691)	—
Limit management and final repayments	(391)	—	(44)	—	—	—	—	—	(435)	—
As at 31 December 2023	7,776	—	448	—	4	—	—	—	8,228	—

Retail credit cards
As at 1 January 2023	144,957	50	5,435	83	228	—	—	—	150,620	133
Net transfers between stages	448	61	(538)	(61)	90	—	—	—	—	—
Business activity in the year	19,098	16	224	13	1	—	—	—	19,323	29
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,863)	(59)	(1,769)	53	(101)	—	—	—	(7,733)	(6)
Limit management and final repayments	(13,849)	(9)	(545)	(34)	(76)	—	—	—	(14,470)	(43)
As at 31 December 2023	144,791	59	2,807	54	142	—	—	—	147,740	113

Retail other
As at 1 January 2023	10,427	5	520	—	80	—	—	—	11,027	5
Net transfers between stages	(171)	—	140	—	31	—	—	—	—	—
Business activity in the year	1,639	—	1	—	4	—	—	—	1,644	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,690)	1	(93)	2	(59)	—	—	—	(1,842)	3
Limit management and final repayments	(1,598)	—	(33)	—	(12)	—	—	—	(1,643)	—
As at 31 December 2023	8,607	6	535	2	44	—	—	—	9,186	8

Corporate loans
As at 1 January 2023	205,847	190	24,289	232	866	23	—	—	231,002	445
Net transfers between stages	2,416	23	(2,423)	(23)	7	—	—	—	—	—
Business activity in the year	54,807	27	2,271	43	39	2	—	—	57,117	72
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,556	(106)	97	25	206	24	—	—	3,859	(57)
Limit management and final repayments	(53,737)	(26)	(3,816)	(46)	(271)	(5)	—	—	(57,824)	(77)
As at 31 December 2023	212,889	108	20,418	231	847	44	—	—	234,154	383
Note:
1Loan commitments reported also include financial assets classified as held for sale.

Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment	Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product and geography below:

Management adjustments to models for impairment allowance presented by product and geography (audited)[1]
	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments (a)	Other adjustments[3] (b)	Management adjustments (a+b)	Total impairment allowance[4]	Proportion of management adjustments to total impairment allowance

As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail mortgages	51	36	71	107	158	67.7%
Retail credit cards	787	—	(22)	(22)	765	(2.9)%
Retail other	298	—	90	90	388	23.2%
Corporate loans	759	42	39	81	840	9.6%
Total UK	1,895	78	178	256	2,151	11.9%
Retail mortgages	29	—	—	—	29	—%
Retail credit cards	2,631	—	(23)	(23)	2,608	(0.9)%
Retail other	24	—	4	4	28	14.3%
Corporate loans	695	—	(2)	(2)	693	(0.3)%
Total Rest of the World	3,379	—	(21)	(21)	3,358	(0.6)%
Total	5,274	78	157	235	5,509	4.3%
Debt securities at amortised cost	30	—	(7)	(7)	23	(30.4)%
Total including debt securities at amortised cost	5,304	78	150	228	5,532	4.1%

As at 31 December 2023	£m	£m	£m	£m	£m	%
Retail mortgages	54	57	121	178	232	76.7
Retail credit cards	700	45	(9)	36	736	4.9
Retail other	251	9	62	71	322	22.0
Corporate loans	761	71	10	81	842	9.6
Total UK	1,766	182	184	366	2,132	17.2
Retail mortgages	354	—	(3)	(3)	351	(0.9)
Retail credit cards	2,855	—	8	8	2,863	0.3
Retail other	45	—	(6)	(6)	39	(15.4)
Corporate loans	828	16	(4)	12	840	1.4
Total Rest of the World	4,082	16	(5)	11	4,093	0.3
Total	5,848	198	179	377	6,225	6.1
Debt securities at amortised cost	27	—	—	—	27	—
Total including debt securities at amortised cost	5,875	198	179	377	6,252	6.0

Economic uncertainty adjustments presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2024	£m	£m	£m	£m
Retail mortgages	7	18	11	36
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	26	10	6	42
Total UK	33	28	17	78
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	—	—	—	—
Total Rest of the World	—	—	—	—
Total	33	28	17	78

	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2023	£m	£m	£m	£m
Retail mortgages	12	32	13	57
Retail credit cards	8	37	—	45
Retail other	3	6	—	9
Corporate loans	48	12	11	71
Total UK	71	87	24	182
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	4	12	—	16
Total Rest of the World	4	12	—	16
Total	75	99	24	198
Notes:
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £4.7bn (2023: £5.2bn) of modelled ECL, £0.5bn (2023: £0.4bn) of individually assessed impairments, £0.4bn (2023: £0.3bn) of ECL from non-modelled exposures and debt securities and excludes £(0.3)bn (2023: £nil) of ECL from assets held for sale (co-branded card portfolio).
3Management adjustments related to other financial assets subject to impairment not included in the table above include financial assets at fair value through other comprehensive income £(2)m, reverse repurchase agreements £(2)m and cash collateral and settlement balances £(1)m within the IB portfolio.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.

Management adjustments to models for impairment allowance presented by product (audited)
	Impairment allowance pre management adjustments	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance	Proportion of Management adjustments to total impairment allowance

As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail credit cards - US	277	—	—	—	277	—
Retail credit cards - Germany[1]	101	—	16	16	117	13.7
Retail other - Germany[1]	80	—	17	17	97	17.5
Corporate loans - US	5	—	—	—	5	—
Total Rest of the World	463	—	33	33	496	6.7

As at 31 December 2023	£m	£m	£m	£m	£m	%
Retail credit cards - US	—	—		—	—	—
Retail credit cards - Germany[1]	111	—	14	14	125	11.2
Retail other - Germany[1]	96	—	17	17	113	15.0
Corporate loans - US	—	—		—	—	—
Total rest of the World	207	—	31	31	238	13.0
Note:
1Management adjustments of £33m (2023: £31m) include an adjustment for definition of default under the Capital Requirements Regulation (CRR) and an adjustment for recalibration of
LGD to reflect revised recovery expectations partially offset by adjustments for model monitoring.
Credit exposures by internal PD grade

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - US (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	5,495	—	—	—	5,495	64	—	—	—	64	5,431	1.2
15 - 19	2.15 to <11.35%	Satisfactory	—	689	—	—	689	—	161	—	—	161	528	23.4
20 - 21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	57	—	57	—	—	46	—	46	11	80.7
Total			5,495	689	57	—	6,241	64	161	46	—	271	5,970	4.3

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	62	—	—	—	62	—	—	—	—	—	62	—
4 - 5	0.05 to <0.15%	Strong	289	—	—	—	289	1	—	—	—	1	288	0.3
6 - 8	0.15 to <0.30%	Strong	152	—	—	—	152	1	—	—	—	1	151	0.7
9 - 11	0.30 to <0.60%	Strong	250	—	—	—	250	1	—	—	—	1	249	0.4
12 - 14	0.60 to <2.15%	Satisfactory	928	5	—	—	933	9	—	—	—	9	924	1.0
15 - 19	2.15 to <11.35%	Satisfactory	227	229	—	—	456	6	15	—	—	21	435	4.6
20 - 21	11.35 to <100%	Higher Risk	—	73	—	—	73	—	14	—	—	14	59	19.2
22	100%	Credit Impaired	—	—	93	—	93	—	—	69	—	69	24	74.2
Total			1,908	307	93	—	2,308	18	29	69	—	116	2,192	5.0

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	1	—	—	—	1	—	—	—	—	—	1	—
4 - 5	0.05 to <0.15%	Strong	25	—	—	—	25	—	—	—	—	—	25	—
6 - 8	0.15 to <0.30%	Strong	110	—	—	—	110	—	—	—	—	—	110	—
9 - 11	0.30 to <0.60%	Strong	294	—	—	—	294	1	—	—	—	1	293	0.3
12 - 14	0.60 to <2.15%	Satisfactory	534	17	—	—	551	6	4	—	—	10	541	1.8
15 - 19	2.15 to <11.35%	Satisfactory	170	182	—	—	352	9	22	—	—	31	321	8.8
20 - 21	11.35 to <100%	Higher Risk	—	21	—	—	21	—	7	—	—	7	14	33.3
22	100%	Credit Impaired	—	—	71	—	71	—	—	48	—	48	23	67.6
Total			1,134	220	71	—	1,425	16	33	48	—	97	1,328	6.8

Credit risk profile by internal PD grade classified as assets held for sale for Corporate loans - US (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	49	—	—	—	49	1	—	—	—	1	48	2.0
15 - 19	2.15 to <11.35%	Satisfactory	—	9	—	—	9	—	3	—	—	3	6	33.3
20 - 21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	1	—	1	—	—	1	—	1	—	100.0
Total			49	9	1	—	59	1	3	1	—	5	54	8.5

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	52	—	—	—	52	—	—	—	—	—	52	—
4 - 5	0.05 to <0.15%	Strong	232	—	—	—	232	—	—	—	—	—	232	—
6 - 8	0.15 to <0.30%	Strong	148	—	—	—	148	—	—	—	—	—	148	—
9 - 11	0.30 to <0.60%	Strong	226	—	—	—	226	1	—	—	—	1	225	0.4
12 - 14	0.60 to <2.15%	Satisfactory	755	74	—	—	829	8	5	—	—	13	816	1.6
15 - 19	2.15 to <11.35%	Satisfactory	208	302	—	—	510	6	22	—	—	28	482	5.5
20 - 21	11.35 to <100%	Higher Risk	—	69	—	—	69	—	14	—	—	14	55	20.3
22	100%	Credit Impaired	—	—	92	—	92	—	—	68	—	68	24	73.9
Total			1,621	445	92	—	2,158	15	41	68	—	124	2,034	5.7

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	16	—	—	—	16	—	—	—	—	—	16	—
6 - 8	0.15 to <0.30%	Strong	90	—	—	—	90	—	—	—	—	—	90	—
9 - 11	0.30 to <0.60%	Strong	348	—	—	—	348	1	—	—	—	1	347	0.3
12 - 14	0.60 to <2.15%	Satisfactory	791	18	—	—	809	8	2	—	—	10	799	1.2
15 - 19	2.15 to <11.35%	Satisfactory	316	240	—	—	556	11	24	—	—	35	521	6.3
20 - 21	11.35 to <100%	Higher Risk	—	30	—	—	30	—	6	—	—	6	24	20.0
22	100%	Credit Impaired	—	—	84	—	84	—	—	60	—	60	24	71.4
Total			1,561	288	84	—	1,933	20	32	60	—	112	1,821	5.8

Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting

Baseline
	2024	2025	2026	2027	2028
As at 31 December 2024%		%	%	%	%
UK GDP[1]	1.0	1.4	1.5	1.6	1.5
UK unemployment[2]	4.3	4.4	4.5	4.4	4.4
UK HPI[3]	2.8	3.3	1.6	4.5	3.0
UK bank rate	5.1	4.3	4.0	4.0	3.8
US GDP[1]	2.7	2.0	2.0	2.0	2.0
US unemployment[4]	4.1	4.3	4.2	4.2	4.2
US HPI[5]	6.5	2.6	2.7	3.0	3.0
US federal funds rate	5.1	4.1	4.0	3.8	3.8

Downside 2
UK GDP[1]	1.0	(2.3)	(1.3)	2.6	2.3
UK unemployment[2]	4.3	6.2	8.1	6.6	5.5
UK HPI[3]	2.8	(24.8)	(5.2)	10.0	14.6
UK bank rate	5.1	3.5	1.7	0.6	1.1
US GDP[1]	2.7	(1.3)	(1.3)	3.3	2.9
US unemployment[4]	4.1	5.8	7.2	6.2	5.5
US HPI[5]	6.5	(8.0)	(0.7)	5.2	4.0
US federal funds rate	5.1	2.5	0.6	0.8	1.5

Downside 1
UK GDP[1]	1.0	(0.5)	0.1	2.1	1.9
UK unemployment[2]	4.3	5.3	6.3	5.5	5.0
UK HPI[3]	2.8	(11.6)	(1.8)	7.2	8.7
UK bank rate	5.1	3.9	2.9	2.3	2.4
US GDP[1]	2.7	0.3	0.4	2.7	2.4
US unemployment[4]	4.1	5.1	5.7	5.2	4.9
US HPI[5]	6.5	(2.7)	1.0	4.1	3.5
US federal funds rate	5.1	3.4	2.3	2.3	2.7

Upside 2
UK GDP[1]	1.0	3.0	3.7	2.9	2.4
UK unemployment[2]	4.3	3.8	3.4	3.5	3.5
UK HPI[3]	2.8	11.9	8.4	5.1	4.1
UK bank rate	5.1	3.9	2.9	2.8	2.8
US GDP[1]	2.7	2.8	3.1	2.8	2.8
US unemployment[4]	4.1	3.8	3.5	3.5	3.5
US HPI[5]	6.5	6.2	4.7	4.8	4.9
US federal funds rate	5.1	3.7	3.3	3.1	2.8

Upside 1
UK GDP[1]	1.0	2.2	2.6	2.2	2.0
UK unemployment[2]	4.3	4.1	4.0	4.0	4.0
UK HPI[3]	2.8	7.6	4.9	4.8	3.5
UK bank rate	5.1	4.1	3.5	3.4	3.3
US GDP[1]	2.7	2.4	2.6	2.4	2.4
US unemployment[4]	4.1	4.0	3.9	3.9	3.9
US HPI[5]	6.5	4.4	3.7	3.9	3.9
US federal funds rate	5.1	4.0	3.8	3.6	3.3
Notes:
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Baseline
	2023	2024	2025	2026	2027
As at 31 December 2023%		%	%	%	%
UK GDP[1]	0.5	0.3	1.2	1.6	1.6
UK unemployment[2]	4.2	4.7	4.7	4.8	5.0
UK HPI[3]	(3.3)	(5.1)	0.7	3.1	5.3
UK bank rate	4.7	4.9	4.1	3.8	3.5
US GDP[1]	2.4	1.3	1.7	1.9	1.9
US unemployment[4]	3.7	4.3	4.3	4.3	4.3
US HPI[5]	5.4	3.4	3.0	3.3	3.3
US federal funds rate	5.1	5.0	3.9	3.8	3.8

Downside 2
UK GDP[1]	0.5	(1.5)	(2.6)	2.4	1.6
UK unemployment[2]	4.2	5.2	7.9	6.3	5.5
UK HPI[3]	(3.3)	(19.3)	(16.8)	14.5	12.4
UK bank rate	4.7	6.6	1.3	1.0	1.0
US GDP[1]	2.4	(0.6)	(2.0)	3.1	2.0
US unemployment[4]	3.7	5.2	7.2	5.9	5.2
US HPI[5]	5.4	(6.5)	(5.7)	7.2	6.4
US federal funds rate	5.1	6.3	1.8	1.5	1.5

Downside 1
UK GDP[1]	0.5	(0.6)	(0.7)	2.0	1.6
UK unemployment[2]	4.2	4.9	6.3	5.6	5.2
UK HPI[3]	(3.3)	(12.4)	(8.3)	8.7	8.8
UK bank rate	4.7	5.8	2.7	2.5	2.3
US GDP[1]	2.4	0.3	(0.2)	2.5	1.9
US unemployment[4]	3.7	4.7	5.8	5.1	4.8
US HPI[5]	5.4	(1.7)	(1.4)	5.2	4.8
US federal funds rate	5.1	5.7	2.9	2.8	2.8

Upside 2
UK GDP[1]	0.5	2.4	3.7	2.9	2.4
UK unemployment[2]	4.2	3.9	3.5	3.6	3.6
UK HPI[3]	(3.3)	7.8	7.6	4.5	5.6
UK bank rate	4.7	4.3	2.7	2.5	2.5
US GDP[1]	2.4	2.8	3.1	2.8	2.8
US unemployment[4]	3.7	3.5	3.6	3.6	3.6
US HPI[5]	5.4	6.1	4.3	4.5	4.6
US federal funds rate	5.1	4.3	2.9	2.8	2.8

Upside 1
UK GDP[1]	0.5	1.4	2.5	2.3	2.0
UK unemployment[2]	4.2	4.3	4.1	4.2	4.3
UK HPI[3]	(3.3)	1.2	4.1	3.8	5.4
UK bank rate	4.7	4.6	3.4	3.3	3.0
US GDP[1]	2.4	2.0	2.4	2.4	2.4
US unemployment[4]	3.7	3.9	3.9	4.0	4.0
US HPI[5]	5.4	4.7	3.7	3.9	3.9
US federal funds rate	5.1	4.7	3.5	3.3	3.3
Notes:
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2024
Scenario probability weighting	17.4	26.8	32.5	14.7	8.6
As at 31 December 2023
Scenario probability weighting	13.8	24.7	32.4	18.3	10.8
Note
1For further details on changes to scenario weights see page 252.
Specific bases shows the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point, in the 20 quarter period.

Macroeconomic variables (specific bases) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2024%		%	%	%	%
UK GDP[2]	15.0	11.6	1.4	0.2	(2.9)
UK unemployment[3]	3.4	3.9	4.4	6.5	8.4
UK HPI[4]	36.3	25.9	3.0	(11.3)	(26.8)
UK bank rate	2.8	3.3	4.2	5.3	5.3
US GDP[2]	14.9	12.8	2.2	0.4	(2.1)
US unemployment[3]	3.5	3.8	4.2	5.9	7.5
US HPI[4]	30.1	24.4	3.5	1.1	(4.0)
US federal funds rate	2.8	3.3	4.2	5.3	5.3
As at 31 December 2023
UK GDP[2]	13.4	9.6	1.1	(1.3)	(4.1)
UK unemployment[3]	3.5	3.9	4.7	6.5	8.3
UK HPI[4]	23.8	11.5	0.1	(22.5)	(35.0)
UK bank rate	2.5	3.0	4.2	6.8	8.5
US GDP[2]	15.1	12.3	1.8	0.6	(1.7)
US unemployment[3]	3.4	3.5	4.2	5.9	7.5
US HPI[4]	27.4	23.5	3.7	0.4	(7.6)
US federal funds rate	2.8	3.3	4.3	6.8	8.5
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5 year averages) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2024%		%	%	%	%
UK GDP[5]	2.6	2.0	1.4	0.9	0.5
UK unemployment[6]	3.7	4.0	4.4	5.3	6.1
UK HPI[7]	6.4	4.7	3.0	0.8	(1.6)
UK bank rate	3.5	3.9	4.2	3.3	2.4
US GDP[5]	2.9	2.5	2.2	1.7	1.2
US unemployment[6]	3.7	3.9	4.2	5.0	5.8
US HPI[7]	5.4	4.5	3.5	2.4	1.2
US federal funds rate	3.6	4.0	4.2	3.2	2.1
As at 31 December 2023
UK GDP[5]	2.4	1.7	1.1	0.6	0.1
UK unemployment[6]	3.7	4.2	4.7	5.2	5.8
UK HPI[7]	4.4	2.2	0.1	(1.7)	(3.5)
UK bank rate	3.3	3.8	4.2	3.6	2.9
US GDP[5]	2.8	2.3	1.8	1.4	0.9
US unemployment[6]	3.6	3.9	4.2	4.8	5.4
US HPI[7]	5.0	4.3	3.7	2.4	1.2
US federal funds rate	3.6	4.0	4.3	3.9	3.2
Notes:
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q124 (2023: Q123).
2Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q423 (2023:
Q422), based on 20 quarter period in Downside scenarios.
3Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q124 (2023: Q123).
4Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
55-year yearly average CAGR, starting 2023 (2023: 2022).
65-year average, Period based on 20 quarters from Q124 (2023: Q123).
75-year quarter end CAGR, starting Q423 (2023: Q422).

Disclosure of ECL under 100% weighted scenarios for key modelled portfolios	The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

	Scenarios[1]
As at 31 December 2024	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	139,086	140,828	140,079	139,188	136,671	134,861
Retail credit cards	63,937	63,821	63,859	63,894	63,980	63,975
Retail other	7,952	8,074	8,025	7,968	7,804	7,614
Corporate loans	213,905	216,064	215,215	214,293	212,007	207,062
Stage 1 Model ECL (£m)
Retail mortgages	1	—	1	1	3	6
Retail credit cards	535	512	523	534	560	586
Retail other	34	32	32	33	36	40
Corporate loans	270	235	247	258	311	363
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.4	0.4	0.4	0.4	0.5	0.5
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model exposure (£m)
Retail mortgages	20,401	18,178	19,072	20,134	23,359	26,339
Retail credit cards	6,904	6,747	6,817	6,889	7,052	7,310
Retail other	1,232	1,110	1,159	1,215	1,380	1,570
Corporate loans	21,197	18,889	19,793	20,827	23,238	28,340
Stage 2 Model ECL (£m)
Retail mortgages	4	1	2	3	8	16
Retail credit cards	1,473	1,387	1,422	1,459	1,567	1,714
Retail other	81	68	72	77	101	134
Corporate loans	532	424	461	505	655	932
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	0.1
Retail credit cards	21.3	20.6	20.9	21.2	22.2	23.4
Retail other	6.6	6.1	6.2	6.3	7.3	8.5
Corporate loans	2.5	2.2	2.3	2.4	2.8	3.3
Stage 3 Model exposure (£m)[3]
Retail mortgages	1,062	1,062	1,062	1,062	1,062	1,062
Retail credit cards	2,197	2,197	2,197	2,197	2,197	2,197
Retail other	158	158	158	158	158	158
Corporate loans	4,051	4,051	4,051	4,051	4,051	4,051
Stage 3 Model ECL (£m)
Retail mortgages	19	12	14	17	29	41
Retail credit cards	1,625	1,585	1,606	1,627	1,663	1,695
Retail other	92	90	91	92	95	97
Corporate loans[4]	71	66	67	69	79	89
Stage 3 Coverage (%)
Retail mortgages	1.8	1.1	1.3	1.6	2.7	3.9
Retail credit cards	74.0	72.1	73.1	74.1	75.7	77.2
Retail other	58.2	57.0	57.6	58.2	60.1	61.4
Corporate loans[4]	1.8	1.6	1.7	1.7	2.0	2.2
Total Model ECL (£m)
Retail mortgages	24	13	17	21	40	63
Retail credit cards	3,633	3,484	3,551	3,620	3,790	3,995
Retail other	207	190	195	202	232	271
Corporate loans[4]	873	725	775	832	1,045	1,384
Total Model ECL	4,737	4,412	4,538	4,675	5,107	5,713

Reconciliation to total ECL	£m
Total weighted model ECL	4,737
ECL from individually assessed exposures[4]	461
ECL from non-modelled exposures and others[5]	358
ECL from debt securities at amortised cost	23
ECL from held for sale assets (co-branded card portfolio)	(282)
ECL from post model management adjustments	235
Of which: ECL from economic uncertainty adjustments	78
Total ECL	5,532
Notes:
1Model exposure and ECL reported within Retail credit cards and Retail Other excludes the German consumer finance business, sale of which completed after the balance sheet date.
Model exposure and ECL reported within Retail credit cards and Corporate loans continues to include a co-branded card portfolio, as the sale is expected to close in 2026.
2Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2024 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £461m is reported as an individually assessed impairment in the reconciliation table.
5ECL from non-modelled exposures and others includes ECL on Tesco Bank of £209m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of the non-modelled exposures would materially reflect the sensitivity of the benchmarked model.

	Scenarios[1]
As at 31 December 2023	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	145,226	147,415	146,653	145,405	142,543	138,925
Retail credit cards	66,512	66,459	66,482	66,497	66,580	66,580
Retail other	8,749	8,915	8,841	8,758	8,631	8,479
Corporate loans	175,282	179,567	177,923	175,903	172,328	167,541
Stage 1 Model ECL (£m)
Retail mortgages	9	4	5	7	11	22
Retail credit cards	562	529	545	561	584	605
Retail other	32	31	32	32	32	31
Corporate loans	275	243	257	270	298	318
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.4	0.3	0.4	0.4	0.4	0.4
Corporate loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Retail mortgages	20,615	17,769	18,702	20,149	23,836	28,822
Retail credit cards	7,076	6,897	6,976	7,064	7,183	7,387
Retail other	1,382	1,216	1,290	1,373	1,500	1,653
Corporate loans	24,374	19,919	21,621	23,763	27,445	32,375
Stage 2 Model ECL (£m)
Retail mortgages	41	23	27	34	59	123
Retail credit cards	1,684	1,554	1,609	1,668	1,775	1,922
Retail other	85	72	78	84	95	105
Corporate loans	663	509	565	633	782	1,031
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.2	0.2	0.4
Retail credit cards	23.8	22.5	23.1	23.6	24.7	26.0
Retail other	6.2	5.9	6.0	6.1	6.3	6.4
Corporate loans	2.7	2.6	2.6	2.7	2.8	3.2
Stage 3 Model exposure (£m)[3]
Retail mortgages	1,672	1,672	1,672	1,672	1,672	1,672
Retail credit cards	1,827	1,827	1,827	1,827	1,827	1,827
Retail other	164	164	164	164	164	164
Corporate loans	3,436	3,436	3,436	3,436	3,436	3,436
Stage 3 Model ECL (£m)
Retail mortgages	333	308	316	325	351	393
Retail credit cards	1,315	1,279	1,296	1,313	1,341	1,366
Retail other	95	94	94	95	96	97
Corporate loans[4]	77	71	73	75	82	89
Stage 3 Coverage (%)
Retail mortgages	19.9	18.4	18.9	19.4	21.0	23.5
Retail credit cards	72.0	70.0	70.9	71.9	73.4	74.8
Retail other	57.9	57.3	57.3	57.9	58.5	59.1
Corporate loans[4]	2.2	2.1	2.1	2.2	2.4	2.6
Total Model ECL (£m)
Retail mortgages	383	335	348	366	421	538
Retail credit cards	3,561	3,362	3,450	3,542	3,700	3,893
Retail other	212	197	204	211	223	233
Corporate loans[4]	1,015	823	895	978	1,162	1,438
Total Model ECL	5,171	4,717	4,897	5,097	5,506	6,102

Reconciliation to total ECL	£m
Total weighted model ECL	5,171
ECL from individually assessed exposures[4]	401
ECL from non-modelled exposures and others	276
ECL from debt securities at amortised cost	27
ECL from post model management adjustments	377
Of which: ECL from economic uncertainty adjustments	198
Total ECL	6,252
Notes:
1Model exposure and ECL reported within Retail credit cards and Retail other excludes the German consumer finance business portfolio which has now been classified as assets held for sale.
2Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2023 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £401m is reported as an individually assessed impairment in the reconciliation table
Disclosure of concentrations of credit risk by industry and geography	Credit risk concentration by Industry for contractual maturity, staging and geography

Loans and advances at amortised cost net of impairment allowance
Industry	Geography (audited)					Stage (audited)				Maturity				Carbon related sectors[1]
	United Kingdom	Americas	Europe	Others	Total	Stage 1	Stage 2	Stage 3	Total	< 1 year	1-5 Years	>5 years	Total
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	3,430	—	—	—	3,430	2,518	484	428	3,430	769	1,109	1,552	3,430	Yes
Mining and Quarrying	515	708	189	—	1,412	1,335	76	1	1,412	346	1,060	6	1,412	Yes
Manufacturing	3,578	1,418	828	349	6,173	4,764	1,237	172	6,173	3,151	2,715	307	6,173	Yes
Government and central bank	3,373	—	2	342	3,717	3,674	43	—	3,717	254	291	3,172	3,717
Banks	730	3,573	1,301	2,721	8,325	8,323	2	—	8,325	8,166	159	—	8,325
Energy and water	2,109	401	203	287	3,000	2,537	206	257	3,000	809	1,300	891	3,000	Yes
Materials and Building	18,502	2,816	399	220	21,937	18,987	2,536	414	21,937	4,535	10,944	6,458	21,937	Yes
Wholesale and retail distribution and leisure	7,934	831	294	616	9,675	7,850	1,565	260	9,675	3,647	4,943	1,085	9,675
Transport and storage	763	421	300	96	1,580	1,321	164	95	1,580	480	925	175	1,580	Yes
Home Loans	166,181	113	899	868	168,061	146,652	19,534	1,875	168,061	1,674	9,585	156,802	168,061	Yes
Business and other services	13,266	5,196	3,646	1,031	23,139	19,301	3,049	789	23,139	6,510	13,524	3,105	23,139
Other Financial Institutions	6,772	30,791	7,121	2,553	47,237	45,689	1,474	74	47,237	16,552	24,002	6,683	47,237
Cards, unsecured loans and other personal lending	26,745	20,079	994	769	48,587	42,885	5,032	670	48,587	10,505	19,218	18,864	48,587
Total loans and advances at amortised cost	253,898	66,347	16,176	9,852	346,273	305,836	35,402	5,035	346,273	57,398	89,775	199,100	346,273
Debt securities at amortised cost³	25,939	19,721	15,558	6,992	68,210	64,976	3,234	—	68,210	7,051	32,631	28,528	68,210
Total loans and advances at amortised cost including debt securities	279,837	86,068	31,734	16,844	414,483	370,812	38,636	5,035	414,483	64,449	122,406	227,628	414,483
Contingent liabilities	5,721	10,742	5,514	2,381	24,358	21,028	2,835	495	24,358	24,358	—	—	24,358
Loan commitments	114,458	243,619	41,361	8,361	407,799	391,227	15,893	679	407,799	407,731	68	—	407,799
Total off-balance sheet²	120,179	254,361	46,875	10,742	432,157	412,255	18,728	1,174	432,157	432,089	68	—	432,157

Loans and advances at amortised cost net of impairment allowance
Industry	Geography (audited)					Stage (audited)				Maturity				Carbon related sectors ¹
	United Kingdom	Americas	Europe	Others	Total	Stage 1	Stage 2	Stage 3	Total	< 1 year	1-5 Years	>5 years	Total
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	3,597	—	—	5	3,602	2,734	611	257	3,602	808	1,071	1,723	3,602	Yes
Mining and Quarrying	490	843	260	121	1,714	1,526	188	—	1,714	814	897	3	1,714	Yes
Manufacturing	4,200	1,279	826	416	6,721	5,036	1,515	170	6,721	2,873	3,522	326	6,721	Yes
Government and central bank	5,987	—	5	30	6,022	5,975	46	1	6,022	2,218	4	3,800	6,022
Banks	437	3,606	1,520	1,896	7,459	7,458	1	—	7,459	7,365	94	—	7,459
Energy and water	2,181	486	879	180	3,726	3,394	324	8	3,726	750	2,033	943	3,726	Yes
Materials and Building	18,631	2,623	448	118	21,820	18,918	2,318	584	21,820	5,154	9,156	7,510	21,820	Yes
Wholesale and retail distribution and leisure	7,585	1,061	481	452	9,579	7,099	2,151	329	9,579	3,114	5,169	1,296	9,579
Transport and storage	868	536	182	118	1,704	1,275	395	34	1,704	402	1,046	256	1,704	Yes
Home Loans	166,704	97	3,882	829	171,512	150,152	19,364	1,996	171,512	2,009	10,334	159,169	171,512	Yes
Business and other services	13,802	6,032	3,151	1,021	24,006	19,815	3,726	465	24,006	7,088	12,190	4,728	24,006
Other Financial Institutions	6,093	25,589	6,481	2,546	40,709	38,988	1,613	108	40,709	13,955	22,111	4,643	40,709
Cards, unsecured loans and other personal lending	17,741	24,317	1,385	730	44,173	38,296	5,173	704	44,173	8,109	15,839	20,225	44,173
Total loans and advances at amortised cost	248,316	66,469	19,500	8,462	342,747	300,666	37,425	4,656	342,747	54,659	83,466	204,622	342,747
Debt securities at amortised cost³	26,093	11,681	10,262	8,713	56,749	52,858	3,891	—	56,749	10,061	28,739	17,949	56,749
Total loans and advances at amortised cost including debt securities	274,409	78,150	29,762	17,175	399,496	353,524	41,316	4,656	399,496	64,720	112,205	222,571	399,496
Contingent liabilities	5,668	10,262	5,919	2,225	24,074	20,884	2,607	583	24,074	24,073	1	—	24,074
Loan commitments	96,135	227,618	43,397	8,084	375,234	353,179	21,601	454	375,234	375,179	55	—	375,234
Total off-balance sheet²	101,803	237,880	49,316	10,309	399,308	374,063	24,208	1,037	399,308	399,252	56	—	399,308
Notes:
1Refer to Carbon related assets table on page 222 for more details on the "Exposures towards sectors that highly contribute to carbon related assets" under the respective Industry sectors.
2The Off-balance sheet contingent liabilities and loan commitments excludes the fair value balance of £16,338m in 2024 (2023: £16,469m) and includes exposures relating to financial assets classified as assets held for sale.
3Debt securities at amortised cost primarily includes £39,699m (2023: £34,237m) in Government and central bank, £24,007m (2023: £16,265m) in other financial institutions, £1,388m
(2023: £2,854m) in materials & building and £1,249m (2023: £1,516m) in Banks.
-  For analysis of Debt securities by issuer, refer to "Analysis of Debt Securities" on page 276.
4Loans and advances stage 3 includes  POCI assets of £57m .

Disclosure of Balance Sheet credit quality

Balance sheet credit quality (audited)
	PD Range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2024
Cash and balances at central banks	210,184	—	—	210,184	100	—	—	100
Cash collateral and settlement balances	104,446	15,371	26	119,843	87	13	—	100
Loans and advances at amortised cost:
Retail mortgages	160,441	5,332	2,288	168,061	96	3	1	100
Retail credit cards	11,157	21,779	1,843	34,779	32	63	5	100
Retail other	6,014	7,390	404	13,808	44	53	3	100
Corporate loans	95,560	29,303	4,762	129,625	73	23	4	100
Total loans and advances at amortised cost	273,172	63,804	9,297	346,273	79	18	3	100
Debt securities at amortised cost	67,645	565	—	68,210	99	1	—	100
Reverse repurchase agreements and other similar secured lending	2,966	1,768	—	4,734	63	37	—	100
Trading portfolio assets:
Debt securities	65,994	11,478	542	78,014	84	15	1	100
Traded loans	2,543	7,442	3,485	13,470	19	55	26	100
Total trading portfolio assets	68,537	18,920	4,027	91,484	75	21	4	100
Financial assets at fair value through the income statement:
Loans and advances	25,051	19,444	573	45,068	56	43	1	100
Debt securities	1,756	1,156	53	2,965	59	39	2	100
Reverse repurchase agreements	103,571	37,565	637	141,773	74	26	—	100
Other financial assets	88	22	—	110	80	20	—	100
Total financial assets at fair value through the income statement	130,466	58,187	1,263	189,916	68	31	1	100
Derivative financial instruments	275,232	18,104	194	293,530	94	6	—	100
Financial assets at fair value through other comprehensive income	78,005	50	—	78,055	100	—	—	100
Other assets	815	69	7	891	91	8	1	100
Assets held for sale	1,178	8,235	131	9,544	12	87	1	100
Total on-balance sheet	1,212,646	185,073	14,945	1,412,664	86	13	1	100

Balance sheet credit quality (audited)
	PD Range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2023
Cash and balances at central banks	224,634	—	—	224,634	100	—	—	100
Cash collateral and settlement balances	99,092	9,789	8	108,889	91	9	—	100
Loans and advances at amortised cost:
Retail mortgages	160,647	8,313	2,552	171,512	94	5	1	100
Retail credit cards	10,201	22,322	1,698	34,221	30	65	5	100
Retail other	6,005	3,490	457	9,952	60	35	5	100
Corporate loans	89,972	32,824	4,266	127,062	71	26	3	100
Total loans and advances at amortised cost	266,825	66,949	8,973	342,747	77	20	3	100
Debt securities at amortised cost	56,398	350	1	56,749	99	1	—	100
Reverse repurchase agreements and other similar secured lending	2,424	170	—	2,594	93	7	—	100
Trading portfolio assets:
Debt securities	65,469	9,642	387	75,498	86	13	1	100
Traded loans	4,006	5,893	2,754	12,653	32	46	22	100
Total trading portfolio assets	69,475	15,535	3,141	88,151	78	18	4	100
Financial assets at fair value through the income statement:
Loans and advances	30,509	16,852	278	47,639	64	35	1	100
Debt securities	1,449	1,095	42	2,586	56	42	2	100
Reverse repurchase agreements	112,799	35,988	344	149,131	76	24	—	100
Other financial assets	88	22	—	110	80	20	—	100
Total financial assets at fair value through the income statement	144,845	53,957	664	199,466	73	27	—	100
Derivative financial instruments	245,086	11,616	134	256,836	95	5	—	100
Financial assets at fair value through other comprehensive income	71,375	455	—	71,830	99	1	—	100
Other assets	2,138	56	3	2,197	97	3	—	100
Assets held for sale	1,110	2,618	127	3,855	29	68	3	100
Total on-balance sheet	1,183,402	161,495	13,051	1,357,948	87	12	1	100

Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments

Credit risk profile by internal PD grade for retail mortgages (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	26,799	649	—	—	27,448	1	—	—	—	1	27,447	—
4 - 5	0.05 to <0.15%	Strong	90,420	6,864	—	—	97,284	16	3	—	—	19	97,265	—
6 - 8	0.15 to <0.30%	Strong	18,574	4,417	—	—	22,991	8	6	—	—	14	22,977	0.1
9 - 11	0.30 to <0.60%	Strong	9,829	2,945	—	—	12,774	12	10	—	—	22	12,752	0.2
12 - 14	0.60 to <2.15%	Satisfactory	863	2,741	—	—	3,604	1	19	—	—	20	3,584	0.6
15 - 19	2.15 to <11.35%	Satisfactory	83	1,681	—	—	1,764	—	16	—	—	16	1,748	0.9
20 - 21	11.35 to <100%	Higher Risk	122	299	—	—	421	—	8	—	—	8	413	1.9
22	100%	Credit Impaired	—	—	1,962	—	1,962	—	—	87	—	87	1,875	4.4
Total			146,690	19,596	1,962	—	168,248	38	62	87	—	187	168,061	0.1

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	119	—	—	—	119	—	—	—	—	—	119	—
4 - 5	0.05 to <0.15%	Strong	1,706	4	—	—	1,710	2	—	—	—	2	1,708	0.1
6 - 8	0.15 to <0.30%	Strong	3,592	5	—	—	3,597	9	—	—	—	9	3,588	0.3
9 - 11	0.30 to <0.60%	Strong	5,758	10	—	—	5,768	26	—	—	—	26	5,742	0.5
12 - 14	0.60 to <2.15%	Satisfactory	10,298	171	—	—	10,469	179	12	—	—	191	10,278	1.8
15 - 19	2.15 to <11.35%	Satisfactory	9,330	2,907	—	—	12,237	290	446	—	—	736	11,501	6.0
20 - 21	11.35 to <100%	Higher Risk	323	1,920	—	—	2,243	47	789	—	—	836	1,407	37.3
22	100%	Credit Impaired	—	—	1,903	40	1,943	—	—	1,507	—	1,507	436	77.6
Total			31,126	5,017	1,903	40	38,086	553	1,247	1,507	—	3,307	34,779	8.7

Credit risk profile by internal PD grade for retail other[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	76	1	—	—	77	1	—	—	—	1	76	1.3
4 - 5	0.05 to <0.15%	Strong	575	5	—	—	580	2	—	—	—	2	578	0.3
6 - 8	0.15 to <0.30%	Strong	774	6	—	—	780	4	—	—	—	4	776	0.5
9 - 11	0.30 to <0.60%	Strong	4,539	59	—	—	4,598	11	3	—	—	14	4,584	0.3
12 - 14	0.60 to <2.15%	Satisfactory	5,762	239	—	—	6,001	82	10	—	—	92	5,909	1.5
15 - 19	2.15 to <11.35%	Satisfactory	656	887	—	—	1,543	21	41	—	—	62	1,481	4.0
20 - 21	11.35 to <100%	Higher Risk	68	176	—	—	244	17	57	—	—	74	170	30.3
22	100%	Credit Impaired	—	—	378	17	395	—	—	161	—	161	234	40.8
Total			12,450	1,373	378	17	14,218	138	111	161	—	410	13,808	2.9

Credit risk profile by internal PD grade for corporate loans[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	41,412	228	3	—	41,643	6	1	2	—	9	41,634	—
4 - 5	0.05 to <0.15%	Strong	24,082	145	—	—	24,227	10	—	—	—	10	24,217	—
6 - 8	0.15 to <0.30%	Strong	11,933	575	—	—	12,508	9	2	—	—	11	12,497	0.1
9 - 11	0.30 to <0.60%	Strong	16,861	377	—	—	17,238	23	3	—	—	26	17,212	0.2
12 - 14	0.60 to <2.15%	Satisfactory	16,673	3,766	—	—	20,439	79	44	—	—	123	20,316	0.6
15 - 19	2.15 to <11.35%	Satisfactory	5,331	3,857	—	—	9,188	73	128	—	—	201	8,987	2.2
20 - 21	11.35 to <100%	Higher Risk	216	2,219	—	—	2,435	9	153	—	—	162	2,273	6.7
22	100%	Credit Impaired	—	—	3,113	—	3,113	—	—	624	—	624	2,489	20.0
Total			116,508	11,167	3,116	—	130,791	209	331	626	—	1,166	129,625	0.9

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	68,406	878	3	—	69,287	8	1	2	—	11	69,276	—
4 - 5	0.05 to <0.15%	Strong	116,783	7,018	—	—	123,801	30	3	—	—	33	123,768	—
6 - 8	0.15 to <0.30%	Strong	34,873	5,003	—	—	39,876	30	8	—	—	38	39,838	0.1
9 - 11	0.30 to <0.60%	Strong	36,987	3,391	—	—	40,378	72	16	—	—	88	40,290	0.2
12 - 14	0.60 to <2.15%	Satisfactory	33,596	6,917	—	—	40,513	341	85	—	—	426	40,087	1.1
15 - 19	2.15 to <11.35%	Satisfactory	15,400	9,332	—	—	24,732	384	631	—	—	1,015	23,717	4.1
20 - 21	11.35 to <100%	Higher Risk	729	4,614	—	—	5,343	73	1,007	—	—	1,080	4,263	20.2
22	100%	Credit Impaired	—	—	7,356	57	7,413	—	—	2,379	—	2,379	5,034	32.1
Total			306,774	37,153	7,359	57	351,343	938	1,751	2,381	—	5,070	346,273	1.4

Credit risk profile by internal PD grade for retail mortgages (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	25,759	587	—	—	26,346	1	—	—	—	1	26,345	—
4 - 5	0.05 to <0.15%	Strong	58,656	3,386	—	—	62,042	12	2	—	—	14	62,028	—
6 - 8	0.15 to <0.30%	Strong	51,292	7,235	—	—	58,527	18	8	—	—	26	58,501	—
9 - 11	0.30 to <0.60%	Strong	11,350	2,447	—	—	13,797	12	12	—	—	24	13,773	0.2
12 - 14	0.60 to <2.15%	Satisfactory	2,833	3,114	—	—	5,947	6	25	—	—	31	5,916	0.5
15 - 19	2.15 to <11.35%	Satisfactory	194	2,243	—	—	2,437	1	39	—	—	40	2,397	1.6
20 - 21	11.35 to <100%	Higher Risk	118	457	—	—	575	—	19	—	—	19	556	3.3
22	100%	Credit Impaired	—	—	2,424	—	2,424	—	—	428	—	428	1,996	17.7
Total			150,202	19,469	2,424	—	172,095	50	105	428	—	583	171,512	0.3

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	133	—	—	—	133	—	—	—	—	—	133	—
4 - 5	0.05 to <0.15%	Strong	1,463	4	—	—	1,467	2	—	—	—	2	1,465	0.1
6 - 8	0.15 to <0.30%	Strong	3,374	6	—	—	3,380	9	—	—	—	9	3,371	0.3
9 - 11	0.30 to <0.60%	Strong	5,248	11	—	—	5,259	27	—	—	—	27	5,232	0.5
12 - 14	0.60 to <2.15%	Satisfactory	11,010	173	—	—	11,183	137	14	—	—	151	11,032	1.4
15 - 19	2.15 to <11.35%	Satisfactory	8,867	3,436	—	—	12,303	314	699	—	—	1,013	11,290	8.2
20 - 21	11.35 to <100%	Higher Risk	314	1,948	—	—	2,262	34	917	—	—	951	1,311	42.0
22	100%	Credit Impaired	—	—	1,720	—	1,720	—	—	1,333	—	1,333	387	77.5
Total			30,409	5,578	1,720	—	37,707	523	1,630	1,333	—	3,486	34,221	9.2

Credit risk profile by internal PD grade for retail other[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	67	—	—	—	67	1	—	—	—	1	66	1.5
4 - 5	0.05 to <0.15%	Strong	569	4	—	—	573	1	—	—	—	1	572	0.2
6 - 8	0.15 to <0.30%	Strong	964	6	—	—	970	2	—	—	—	2	968	0.2
9 - 11	0.30 to <0.60%	Strong	4,369	50	—	—	4,419	16	4	—	—	20	4,399	0.5
12 - 14	0.60 to <2.15%	Satisfactory	1,899	241	—	—	2,140	15	15	—	—	30	2,110	1.4
15 - 19	2.15 to <11.35%	Satisfactory	583	862	—	—	1,445	22	43	—	—	65	1,380	4.5
20 - 21	11.35 to <100%	Higher Risk	18	180	—	—	198	2	56	—	—	58	140	29.3
22	100%	Credit Impaired	—	—	493	—	493	—	—	176	—	176	317	35.7
Total			8,469	1,343	493	—	10,305	59	118	176	—	353	9,952	3.4

Credit risk profile by internal PD grade for corporate loans (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	36,981	146	4	—	37,131	4	—	2	—	6	37,125	—
4 - 5	0.05 to <0.15%	Strong	23,344	92	—	—	23,436	15	—	—	—	15	23,421	0.1
6 - 8	0.15 to <0.30%	Strong	10,833	346	—	—	11,179	9	3	—	—	12	11,167	0.1
9 - 11	0.30 to <0.60%	Strong	17,914	390	—	—	18,304	41	4	—	—	45	18,259	0.2
12 - 14	0.60 to <2.15%	Satisfactory	17,433	4,694	—	—	22,127	106	68	—	—	174	21,953	0.8
15 - 19	2.15 to <11.35%	Satisfactory	5,779	5,360	—	—	11,139	101	167	—	—	268	10,871	2.4
20 - 21	11.35 to <100%	Higher Risk	221	2,274	—	—	2,495	11	172	—	—	183	2,312	7.3
22	100%	Credit Impaired	—	—	2,550	—	2,550	—	—	596	—	596	1,954	23.4
Total			112,505	13,302	2,554	—	128,361	287	414	598	—	1,299	127,062	1.0

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	62,940	733	4	—	63,677	6	—	2	—	8	63,669	—
4 - 5	0.05 to <0.15%	Strong	84,032	3,486	—	—	87,518	30	2	—	—	32	87,486	—
6 - 8	0.15 to <0.30%	Strong	66,463	7,593	—	—	74,056	38	11	—	—	49	74,007	0.1
9 - 11	0.30 to <0.60%	Strong	38,881	2,898	—	—	41,779	96	20	—	—	116	41,663	0.3
12 - 14	0.60 to <2.15%	Satisfactory	33,175	8,222	—	—	41,397	264	122	—	—	386	41,011	0.9
15 - 19	2.15 to <11.35%	Satisfactory	15,423	11,901	—	—	27,324	438	948	—	—	1,386	25,938	5.1
20 - 21	11.35 to <100%	Higher Risk	671	4,859	—	—	5,530	47	1,164	—	—	1,211	4,319	21.9
22	100%	Credit Impaired	—	—	7,187	—	7,187	—	—	2,533	—	2,533	4,654	35.2
Total			301,585	39,692	7,191	—	348,468	919	2,267	2,535	—	5,721	342,747	1.6

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at December 31, 2024
1-3	0.0 to <0.05%	Strong	8,132	310	—	—	8,442	1	1	—	—	2	8,440	—
4-5	0.05 to <0.15%	Strong	4,934	—	—	—	4,934	2	—	—	—	2	4,932	—
6-8	0.15 to <0.30%	Strong	2,717	391	—	—	3,108	2	—	—	—	2	3,106	0.1
9-11	0.30 to <0.60%	Strong	2,177	119	—	—	2,296	4	—	—	—	4	2,292	0.2
12-14	0.60 to <2.15%	Satisfactory	2,309	563	—	—	2,872	12	7	—	—	19	2,853	0.7
15-19	2.15 to <11.35%	Satisfactory	730	937	—	—	1,667	22	36	—	—	58	1,609	3.5
20-21	11.35 to <100%	Higher Risk	29	515	—	—	544	—	82	—	—	82	462	15.1
22	100%	Credit Impaired	—	—	495	—	495	—	—	16	—	16	479	3.2
Total			21,028	2,835	495	—	24,358	43	126	16	—	185	24,173	0.8

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at December 31, 2023
1-3	0.0 to <0.05%	Strong	7,582	79	—	—	7,661	1	—	—	—	1	7,660	—
4-5	0.05 to <0.15%	Strong	3,337	3	—	—	3,340	2	—	—	—	2	3,338	0.1
6-8	0.15 to <0.30%	Strong	3,211	157	—	—	3,368	3	1	—	—	4	3,364	0.1
9-11	0.30 to <0.60%	Strong	2,848	285	—	—	3,133	3	4	—	—	7	3,126	0.2
12-14	0.60 to <2.15%	Satisfactory	2,388	701	—	—	3,089	8	6	—	—	14	3,075	0.5
15-19	2.15 to <11.35%	Satisfactory	1,501	1,027	—	—	2,528	29	41	—	—	70	2,458	2.8
20-21	11.35 to <100%	Higher Risk	17	355	—	—	372	1	61	—	—	62	310	16.7
22	100%	Credit Impaired	—	—	583	—	583	—	—	22	—	22	561	3.8
Total			20,884	2,607	583	—	24,074	47	113	22	—	182	23,892	0.8

Credit risk profile by internal PD grade for loan commitments[1] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1-3	0.0 to <0.05%	Strong	92,589	342	—	—	92,931	3	—	—	—	3	92,928	—
4-5	0.05 to <0.15%	Strong	82,489	342	—	—	82,831	8	—	—	—	8	82,823	—
6-8	0.15 to <0.30%	Strong	63,004	1,071	—	—	64,075	12	1	—	—	13	64,062	—
9-11	0.30 to <0.60%	Strong	70,770	904	—	—	71,674	19	1	—	—	20	71,654	—
12-14	0.60 to <2.15%	Satisfactory	68,038	3,179	—	—	71,217	36	12	—	—	48	71,169	0.1
15-19	2.15 to <11.35%	Satisfactory	13,633	6,535	—	—	20,168	41	50	—	—	91	20,077	0.5
20-21	11.35 to <100%	Higher Risk	704	3,520	—	—	4,224	2	60	—	—	62	4,162	1.5
22	100%	Credit Impaired	—	—	673	6	679	—	—	9	—	9	670	1.3
Total			391,227	15,893	673	6	407,799	121	124	9	—	254	407,545	0.1

Credit risk profile by internal PD grade for loan commitments[1] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at December 31, 2023
1-3	0.0 to <0.05%	Strong	77,689	715	—	—	78,404	2	—	—	—	2	78,402	—
4-5	0.05 to <0.15%	Strong	75,399	479	—	—	75,878	6	1	—	—	7	75,871	—
6-8	0.15 to <0.30%	Strong	63,545	2,798	—	—	66,343	12	1	—	—	13	66,330	—
9-11	0.30 to <0.60%	Strong	66,423	1,441	—	—	67,864	22	2	—	—	24	67,840	—
12-14	0.60 to <2.15%	Satisfactory	54,686	4,177	—	—	58,863	38	15	—	—	53	58,810	0.1
15-19	2.15 to <11.35%	Satisfactory	14,690	8,275	—	—	22,965	40	71	—	—	111	22,854	0.5
20-21	11.35 to <100%	Higher Risk	747	3,716	—	—	4,463	6	84	—	—	90	4,373	2.0
22	100%	Credit Impaired	—	—	454	—	454	—	—	22	—	22	432	4.8
Total			353,179	21,601	454	—	375,234	126	174	22	—	322	374,912	0.1
Notes:
1 Excludes loan commitments and financial guarantees of £16.3bn (2023: £16.5bn) carried at fair value.
2 Reported off-balance sheet loan commitments reported also include exposures relating to financial assets classified as assets held for sale.
3Exposures reported within Retail credit cards, Retail other and Corporate loans does not include the German consumer finance business and a co-branded card portfolio (2024) which is classified as assets held for sale.

Disclosure of analysis of derivative assets	The tables below set out the fair values of the derivative assets together with the value of those assets subject to enforceable counterparty netting arrangements for which the Group holds offsetting liabilities and eligible collateral.

Derivative assets (audited)
	2024			2023
	Balance sheet assets	Counterparty netting	Net exposure	Balance sheet assets	Counterparty netting	Net exposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	126,098	98,677	27,421	89,533	69,570	19,963
Interest rate	95,796	70,138	25,658	109,609	79,861	29,748
Credit derivatives	6,898	5,728	1,170	7,662	6,758	904
Equity and stock index	62,912	54,237	8,675	48,171	40,946	7,225
Commodity derivatives	1,826	1,654	172	1,861	1,674	187
Total derivative assets	293,530	230,434	63,096	256,836	198,809	58,027
Cash collateral held			30,637			31,211
Net exposure less collateral			32,459			26,816

Disclosure of loans and advances to customers classified as assets held for sale

Loans and advances to customers classified as assets held for sale (audited)
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2024	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total Rest of the World	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

As at 31 December 2023
Retail credit cards - US	—	—	—	—	—	—	—	—	—	—	—	—
Retail credit cards - Germany	1,621	15	0.9	445	41	9.2	92	68	73.9	2,158	124	5.7
Retail other - Germany	1,561	20	1.3	288	32	11.1	84	60	71.4	1,933	112	5.8
Corporate loans - US	—	—	—	—	—	—	—	—	—	—	—	—
Total Rest of the World	3,182	35	1.1	733	73	10.0	176	128	72.7	4,091	236	5.8

As at 31 December	2024	2023
	£m	£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	9,544	3,855
Intangible assets	25	15
Property, plant and equipment	24	24
Other assets	260	22
Total assets classified as held for sale	9,854	3,916

Liabilities included in disposal groups classified as held for sale
Deposits from customers	3,647	3,077
Other liabilities	77	83
Provisions	2	4
Total liabilities classified as held for sale	3,726	3,164

Net assets classified as held for sale	6,128	752

Disclosure of management Value at Risk	The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2024			2023
	Average	High[1]	Low[1]	Average	High[1]	Low[1]
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	21	27	17	40	57	22
Interest rate risk	15	25	7	15	25	9
Equity risk	6	12	2	6	10	3
Basis risk	5	8	4	13	25	8
Spread risk	5	7	3	9	14	5
Foreign exchange risk	4	9	2	4	9	1
Commodity risk	—	1	—	—	1	—
Inflation risk	4	5	2	6	11	2
Diversification effect[1]	(34)	n/a	n/a	(51)	n/a	n/a
Total management VaR	26	36	15	42	60	24
Note:
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Disclosure of contractual maturity of financial assets and liabilities	The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘not more than one month'
column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since they are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2024	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	210,184	—	—	—	—	—	—	210,184
Cash collateral and settlement balances	82,661	37,182	—	—	—	—	—	119,843
Debt securities at amortised cost	233	1,009	2,218	3,591	20,231	12,400	28,528	68,210
Loans and advances at amortised cost to banks and customers	24,290	6,237	8,327	18,544	57,020	32,755	199,100	346,273
Reverse repurchase agreements and other similar secured lending	1,390	37	292	359	1,676	980	—	4,734
Trading portfolio assets	166,453	—	—	—	—	—	—	166,453
Financial assets at fair value through the income statement	152,935	11,628	4,489	4,494	10,174	5,568	4,446	193,734
Derivative financial instruments	291,006	293	512	710	783	79	147	293,530
Financial assets at fair value through other comprehensive income	1,473	1,067	351	944	14,239	23,511	36,474	78,059
Assets included in disposal groups classified as held for sale	—	3,710	—	—	6,144	—	—	9,854
Other financial assets	786	29	55	18	2	—	1	891
Total financial assets	931,411	61,192	16,244	28,660	110,269	75,293	268,696	1,491,765
Other assets								26,437
Total assets								1,518,202
Liabilities
Deposits at amortised cost from banks and customers	450,889	40,688	34,512	26,999	5,283	1,505	787	560,663
Cash collateral and settlement balances	76,655	29,574	—	—	—	—	—	106,229
Repurchase agreements and other similar secured borrowing	18,771	1,823	84	8,537	10,200	—	—	39,415
Debt securities in issue	2,928	16,868	5,859	3,469	17,477	15,378	30,423	92,402
Subordinated liabilities	—	96	65	80	2,126	1,583	7,971	11,921
Trading portfolio liabilities	56,908	—	—	—	—	—	—	56,908
Financial liabilities designated at fair value	160,429	23,084	16,739	15,328	28,320	19,050	19,274	282,224
Derivative financial instruments	278,616	27	18	17	282	263	192	279,415
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,957	4	30	61	202	140	739	6,133
Total financial liabilities	1,050,153	115,890	57,307	54,491	63,890	37,919	59,386	1,439,036
Other liabilities								6,685
Total liabilities								1,445,721

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2023	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	224,634	—	—	—	—	—	—	224,634
Cash collateral and settlement balances	61,837	47,052	—	—	—	—	—	108,889
Debt securities at amortised cost	3	4,779	579	4,700	16,626	12,113	17,949	56,749
Loans and advances at amortised cost to banks and customers	22,457	5,907	9,929	16,366	50,126	33,340	204,622	342,747
Reverse repurchase agreements and other similar secured lending	1,435	—	—	34	1,123	—	2	2,594
Trading portfolio assets	174,605	—	—	—	—	—	—	174,605
Financial assets at fair value through the income statement	158,213	17,761	6,214	5,902	11,119	2,966	4,476	206,651
Derivative financial instruments	254,655	100	91	160	1,070	533	227	256,836
Financial assets at fair value through other comprehensive income	1,789	2,421	365	8,699	12,424	17,179	28,959	71,836
Assets included in disposal groups classified as held for sale	—	—	—	3,916	—	—	—	3,916
Other financial assets	2,122	26	36	9	1	1	2	2,197
Total financial assets	901,750	78,046	17,214	39,786	92,489	66,132	256,237	1,451,654
Other assets								25,833
Total assets								1,477,487
Liabilities
Deposits at amortised cost from banks and customers	440,122	36,812	22,665	29,464	7,691	1,321	714	538,789
Cash collateral and settlement balances	65,227	28,857	—	—	—	—	—	94,084
Repurchase agreements and other similar secured borrowing	12,164	12,433	1,307	247	8,279	7,092	79	41,601
Debt securities in issue	5,535	17,004	9,949	7,286	17,558	12,079	27,414	96,825
Subordinated liabilities	—	121	—	584	1,987	1,554	6,248	10,494
Trading portfolio liabilities	58,669	—	—	—	—	—	—	58,669
Financial liabilities designated at fair value	180,554	31,587	13,867	14,579	23,469	13,994	19,489	297,539
Derivative financial instruments	249,481	21	—	24	82	64	372	250,044
Liabilities included in disposal groups classified as held for sale	—	—	—	3,164	—	—	—	3,164
Other financial liabilities	6,492	265	40	77	266	182	377	7,699
Total financial liabilities	1,018,244	127,100	47,828	55,425	59,332	36,286	54,693	1,398,908
Other liabilities								6,715
Total liabilities								1,405,623

Disclosure of contractual maturity of financial liabilities - undiscounted	The table below presents the cash flows payable by the Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the 'not more than one month' column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)
	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2024
Deposits at amortised cost from banks and customers	451,093	40,992	34,963	27,670	5,579	1,752	1,025	563,074
Cash collateral and settlement balances	76,658	29,745	—	—	—	—	—	106,403
Repurchase agreements and other similar secured borrowing	18,790	1,832	84	8,822	10,953	—	—	40,481
Debt securities in issue	2,937	16,981	5,938	3,593	18,365	17,563	46,183	111,560
Subordinated liabilities	—	96	65	80	2,283	1,777	10,726	15,027
Trading portfolio liabilities	56,908	—	—	—	—	—	—	56,908
Financial liabilities designated at fair value	160,604	23,256	16,968	15,709	29,999	21,427	34,407	302,370
Derivative financial instruments	278,620	27	18	17	304	307	403	279,696
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,963	16	49	96	322	239	4,149	9,834
Total financial liabilities	1,050,573	116,671	58,085	55,987	67,805	43,065	96,893	1,489,079
As at 31 December 2023
Deposits at amortised cost from banks and customers	440,184	37,101	23,055	30,377	8,107	1,540	882	541,246
Cash collateral and settlement balances	65,230	29,096	—	—	—	—	—	94,326
Repurchase agreements and other similar secured borrowing	12,196	12,516	1,326	252	9,042	7,902	213	43,447
Debt securities in issue	5,546	17,142	10,121	7,481	18,674	13,688	40,154	112,806
Subordinated liabilities	—	121	—	601	2,241	1,822	8,594	13,379
Trading portfolio liabilities	58,669	—	—	—	—	—	—	58,669
Financial liabilities designated at fair value	180,687	31,794	14,174	15,013	24,891	15,309	34,035	315,903
Derivative financial instruments	249,482	21	—	24	90	75	705	250,397
Liabilities included in disposal groups classified as held for sale	—	—	—	3,164	—	—	—	3,164
Other financial liabilities	6,492	269	45	89	309	220	615	8,039
Total financial liabilities	1,018,486	128,060	48,721	57,001	63,354	40,556	85,198	1,441,376

Disclosure of maturity analysis of off-balance sheet commitments given

Maturity analysis of off-balance sheet commitments given (audited)
	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2024
Contingent liabilities and financial guarantees	25,322	22	1	1	—	—	—	25,346
Documentary credits and other short- term trade related transactions	1,432	1	—	—	—	—	—	1,433
Standby facilities, credit lines and other commitments[1]	421,648	—	—	—	68	—	—	421,716
Total off-balance sheet commitments given	448,402	23	1	1	68	—	—	448,495

As at 31 December 2023
Contingent liabilities and financial guarantees	25,217	119	2	1	1	—	—	25,340
Documentary credits and other short- term trade related transactions	2,348	3	1	—	—	—	—	2,352
Standby facilities, credit lines and other commitments[1]	388,030	—	—	—	55	—	—	388,085
Total off-balance sheet commitments given	415,595	122	3	1	56	—	—	415,777
Note:
1Includes exposures relating to financial assets classified as assets held for sale.
Disclosure of capital resources	Capital resources

Capital ratios[1,2]
As at 31 December	2024	2023
CET1	13.6%	13.8%
Tier 1 (T1)	16.9%	17.7%
Total regulatory capital	19.6%	20.1%
MREL ratio as a percentage of total RWAs	34.4%	33.6%

Own funds and eligible liabilities (audited)
	2024	2023
As at 31 December	£m	£m
Total equity excluding non-controlling interests per the balance sheet	71,821	71,204
Less: other equity instruments (recognised as AT1 capital)	(12,075)	(13,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(786)	(795)
Adjustment to retained earnings for foreseeable other equity coupons	(35)	(43)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(2,051)	(1,901)
Goodwill and intangible assets	(8,272)	(7,790)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,451)	(1,630)
Fair value reserves related to gains or losses on cash flow hedges	2,930	3,707
Excess of expected losses over impairment	(403)	(296)
Gains or losses on liabilities at fair value resulting from own credit	981	136
Defined benefit pension fund assets	(2,367)	(2,654)
Direct and indirect holdings by an institution of own CET1 instruments	(1)	(20)
Adjustment under IFRS 9 transitional arrangements	138	288
Other regulatory adjustments	129	357
CET1 capital	48,558	47,304

AT1 capital
Capital instruments and related share premium accounts	12,108	13,263
Other regulatory adjustments and deductions	(32)	(60)
AT1 capital	12,076	13,203

T1 capital	60,634	60,507

T2 capital
Capital instruments and related share premium accounts	9,150	7,966
Qualifying T2 capital (including minority interests) issued by subsidiaries	367	569
Other regulatory adjustments and deductions	(33)	(160)
Total regulatory capital	70,118	68,882

Less : Ineligible T2 capital (including minority interests) issued by subsidiaries	(367)	(569)
Eligible liabilities	53,547	46,995

Total own funds and eligible liabilities[3]	123,298	115,308

Total RWAs (Unaudited)	358,127	342,717

Disclosure of functional currency of the operation

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Other equity Instruments	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
31 December 2024
USD	28,012	(6,243)	(2,230)	19,539	(5,846)	13,693
EUR	9,549	(5,655)	—	3,894	(264)	3,630
INR	1,403	—	(992)	411	—	411
JPY	628	(215)	—	413	—	413
Other currencies	2,037	(76)	(792)	1,169	(849)	320
Total	41,629	(12,189)	(4,014)	25,426	(6,959)	18,467

31 December 2023
USD	26,524	(7,308)	(2,179)	17,037	(7,326)	9,711
EUR	9,868	(5,603)	—	4,265	(276)	3,989
INR	1,287	0	(891)	396	0	396
JPY	646	(174)	—	472	—	472
Other currencies	2,042	(72)	(674)	1,296	(505)	791
Total	40,367	(13,157)	(3,744)	23,466	(8,107)	15,359

Disclosure of net interest income sensitivity (AEaR) by business unit, by currency and analysis of equity sensitivity

Net interest income sensitivity (AEaR) by currency (audited)
	2024		2023
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
As at 31 December	£m	£m	£m	£m
GBP	56	(76)	(1)	(33)
USD	(30)	30	17	(18)
EUR	(5)	5	20	(21)
Other currencies	3	(3)	(15)	15
Total	24	(44)	21	(57)

Analysis of equity sensitivity (audited)
	2024		2023
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
As at 31 December	£m	£m	£m	£m
Net interest income	24	(44)	21	(57)
Taxation effects on the above	(6)	11	(5)	13
Effect on profit for the year	18	(33)	16	(44)
As percentage of net profit after tax	0.3%	(0.5%)	0.3%	(0.8%)

Effect on profit for the year (per above)	18	(33)	16	(44)
Fair value through other comprehensive income reserve	(189)	196	(246)	254
Cash flow hedge reserve	(907)	907	(744)	744
Taxation effects on the above[1]	307	(309)	228	(230)
Effect on equity	(771)	761	(746)	724
As percentage of equity	(1.1%)	1.0%	(1.0%)	1.0%
Note:
The 2024 methodology has been updated to reflect the expected tax rates of each component impacting equity.